Landfill Closure and Post-Closure Costs (Undiscounted Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Fair value of legally restricted assets	$ 11,365,000	$ 10,690,000
Funded landfill post-closure costs - deposited into trust	11,058,000	10,333,000
Funded landfill post-closure costs - included in accounts payable	307,000	357,000
Accrual for Environmental Loss Contingencies, Gross, Fiscal Year Maturity [Abstract]
Year 1	9,519,000
Year 2	9,916,000
Year 3	16,989,000
Year 4	8,962,000
Year 5	6,744,000
Thereafter	644,361,000
Undiscounted closure and post-closure costs	$ 696,491,000